Shareholder Report, Average Annual Return (Details)	12 Months Ended	17 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
TappAlpha SPY Growth & Daily Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%	18.69%
S&P® 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	18.07%